Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of deposits from customers [Line Items]
Demand	$ 97,459
Notice	541,514
Term	327,170	$ 292,005
Total	966,143	912,764
Personal [member]
Disclosure of deposits from customers [Line Items]
Demand	13,493
Notice	411,087
Term	53,064	50,507
Total	477,644	468,155
Bank Deposits [Member]
Disclosure of deposits from customers [Line Items]
Demand	7,873
Notice	55
Term	8,784
Total	16,712	25,887
Business and government [member]
Disclosure of deposits from customers [Line Items]
Demand	76,093
Notice	130,372
Term	150,618	142,942
Total	357,083	338,782
Trading deposits [member]
Disclosure of deposits from customers [Line Items]
Term	114,704	79,940
Total	114,704	79,940
Canada [member]
Disclosure of deposits from customers [Line Items]
Total	547,697
Canada [member] | Personal [member]
Disclosure of deposits from customers [Line Items]
Total	218,772
Canada [member] | Bank Deposits [Member]
Disclosure of deposits from customers [Line Items]
Total	13,080
Canada [member] | Business and government [member]
Disclosure of deposits from customers [Line Items]
Total	261,282
Canada [member] | Trading deposits [member]
Disclosure of deposits from customers [Line Items]
Total	54,563
United States [member]
Disclosure of deposits from customers [Line Items]
Total	392,456
United States [member] | Personal [member]
Disclosure of deposits from customers [Line Items]
Total	258,834
United States [member] | Bank Deposits [Member]
Disclosure of deposits from customers [Line Items]
Total	866
United States [member] | Business and government [member]
Disclosure of deposits from customers [Line Items]
Total	93,398
United States [member] | Trading deposits [member]
Disclosure of deposits from customers [Line Items]
Total	39,358
International [member]
Disclosure of deposits from customers [Line Items]
Total	25,990
International [member] | Personal [member]
Disclosure of deposits from customers [Line Items]
Total	38
International [member] | Bank Deposits [Member]
Disclosure of deposits from customers [Line Items]
Total	2,766
International [member] | Business and government [member]
Disclosure of deposits from customers [Line Items]
Total	2,403
International [member] | Trading deposits [member]
Disclosure of deposits from customers [Line Items]
Total	20,783
Domestic Offices [Member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [Line Items]
Total	42,402	39,547
Domestic Offices [Member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [Line Items]
Total	505,295	443,395
Foreign Offices [Member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [Line Items]
Total	54,488	52,915
Foreign Offices [Member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [Line Items]
Total	362,890	371,728
US federal funds deposited [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [Line Items]
Total	$ 1,068	$ 5,179